ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	0 Months Ended	12 Months Ended
	Jan. 28, 2010 CNY	Dec. 31, 2014 USD ($) Office	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY Office	Dec. 31, 2012 CNY Office	Dec. 31, 2014 Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Dec. 31, 2014 Beijing Kaisheng Chuangfu Investment Co., Ltd ("Chuangfu")	Dec. 31, 2014 Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Dec. 31, 2014 Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Dec. 31, 2014 IFM Company Ltd. ("IFM Co.")	Dec. 31, 2014 Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Dec. 31, 2014 Genius Nation Investments Ltd. ("Genius")	Dec. 31, 2014 Shanghai Ruifeng	Dec. 31, 2014 Beijing Anxin Ruide Real Estate Brokerage Co., Ltd.("Beijing Anxin")	Dec. 31, 2014 Anshijie	Dec. 31, 2014 MMC BJ	Dec. 31, 2014 Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Dec. 31, 2014 Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	Dec. 31, 2014 IFM BJ Inv	Dec. 31, 2014 Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Dec. 31, 2014 Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	Dec. 31, 2014 BVMC	Dec. 31, 2014 PRI	Dec. 31, 2014 Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Dec. 31, 2014 Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Dec. 31, 2014 TianRe Co., Ltd.	Dec. 31, 2014 Kudian	Dec. 31, 2014 GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Dec. 31, 2014 Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Dec. 31, 2014 Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Dec. 31, 2014 CIR	Dec. 31, 2014 Shenzhen CIR	Dec. 31, 2014 Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	Dec. 31, 2014 Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")	Dec. 31, 2014 Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")	Dec. 31, 2014 Sichuan Yidao Real Estate Brokerage Co., Ltd.("MMC CD")	Dec. 31, 2014 Shanggu	Dec. 31, 2014 SG Strategic Investments (Hong Kong) Limited ("SG HK")	Dec. 31, 2014 Beijing SG New Century Consulting Service Company	Dec. 31, 2014 Shenzhen Quancheng Management Services Co.Ltd.	Dec. 31, 2014 Sichuan Ruichuan Real Estate Brokerage Co., Ltd. ("Sichuan Ruichuan")	Dec. 31, 2014 Shanghai Xinjie Real Estate Agency Ltd.	Dec. 31, 2014 Beijing Anxin Chuangfu Property management Co. Ltd.	Dec. 31, 2014 Tianxi (Shanghai) Investment Managements Ltd.	Dec. 31, 2014 Shanghai Ruifeng Investments Consultant Co., Ltd.	Dec. 31, 2014 Beijing Anxin Ruifeng Real Estate Brokerage Co., Limited	Dec. 31, 2014 Qingdao Kaisheng Jinglue Investment Consultants Ltd. [Member]	Dec. 31, 2014 Xian	Dec. 31, 2014 Fund Management Partnership	Dec. 31, 2014 TianRe Fund I
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership held										100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	85.00%	70.00%	85.00%	100.00%	75.00%	100.00%	100.00%	100.00%	55.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	55.00%	55.00%	55.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	55.00%	10.00%	75.00%	4.14%
Ownership held						100.00%	100.00%	100.00%	100.00%
Net Loss		$ (17,631,000)	(109,398,000)	(85,943,000)	(50,084,000)
Net cash provided by (used in) operating activities		(17,089,000)	(106,036,000)	(34,556,000)	(31,734,000)
Accumulated deficit		(137,996,000)	(856,209,000)	(747,285,000)	(674,134,000)
Gross proceeds from initial public offering	557,500,000
Number of sales offices		111	111	260	321